Exhibit 99.1

KPMG LLP	Telephone	+1 949 885 5400
Suite 700	FAX	+1 949 885 5410
20 Pacifica	Internet	www.us.kpmg.com
Irvine, CA 92618-3391

Independent Accountants’ Report

On Applying Agreed-Upon Procedures

Hyundai Capital America (the “Company”)

SG Americas Securities, LLC

J.P. Morgan Securities LLC

HSBC Securities (USA) Inc.

Citigroup Global Markets Inc.

(collectively, the “Specified Parties”)

Re:	Hyundai Auto Receivables Trust 2015-C (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to auto loans which we were informed are intended to be included as collateral in the offering of the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

Hyundai Auto Receivables Trust 2015-C

August 27, 2015

•	The term “Receivables” means motor vehicle retail installment sale contracts secured by new and used automobiles, light-duty trucks and minivans.

•	The phrase “Detailed Receivables List” means an electronic data file, provided to us by the Company, detailing 57,449 of the Company’s Receivables and their related attributes as of the close of business on August 14, 2015.

•	The phrase “Sample Receivables” means 150 Receivables that we randomly selected from the Detailed Receivables List as instructed by the Company. The listing of the Sample Receivables was provided to the Company.

•	The phrase “Installment Sale Contract” means the original, photocopy, facsimile or scanned image of the legal document or documents, provided to us by the Company, that included information such as the Account Number, Original Amount Financed, Contract Date, First Payment Date, Dealer State, Obligor Zip Code, Original Term, Scheduled Monthly Payment Amount, Annual Percentage Rate (“APR”), Vehicle Make, Vehicle Type (New or Used) and Truth-in-Lending Disclosure Statement. We make no representation regarding the execution of the Installment Sale Contract by the Obligor.

•	The phrase “Title Documents” means the Certificate of Title, a copy of the Certificate of Title, information from the Assurant System, an Application for Certificate of Title, Guarantee of Title provided by the dealer, Application for Registration, Dealer’s Report of Sale, Certificate of Lien Release to a Motor Vehicle, Guarantee of Title by Dealer/Seller, Notice of Recorded Lien, State Notice of Security Interest Filing. We make no representation regarding the validity of the evidence of title.

•	The term “Obligor” means the borrower(s) stated on the Installment Sale Contract.

•	The phrase “Receivable File” means any file containing some or all of the following documents: Installment Sale Contract, Title Documents, Credit Application, Extension Agreement, Notice of Change, DealerTrack Application, Certificate of Origin, and the HCA Credit Decision. The Receivable File, maintained and furnished to us by the Company, was represented to us to be either the original Receivable File or a scanned image of the original Receivable File. The Receivable File was accessed through the Company’s Contract and Credit Application System.

•	The phrase “Contract and Credit Application System” means the Company’s internal web-based system used to maintain the Receivable Files.

•	The phrase “Daybreak System” means the Company’s electronic loan system used to service the Receivables.

•	The phrase “Assurant System” means the Company’s Assurant Title and Lease Automation System used to maintain Title Documents and title information.

The Company is responsible for the Detailed Receivables File and the Receivable Files.

Hyundai Auto Receivables Trust 2015-C

August 27, 2015

I.	THE SAMPLE RECEIVABLES

At the request of the Specified Parties, we performed the following procedures with respect to the Sample Receivables. For each Sample Receivable, we performed the procedures listed below using the Receivable File and/or the Daybreak System. The absence of any of the noted documents or the inability to agree the indicated information from the Detailed Receivables List to the Receivable File and/or the Daybreak System for each of the attributes identified constituted an exception. The information regarding the Sample Receivables was found to be in agreement with the respective information in the Receivable File and/or the Daybreak System.

A.	We input the Account Number as indicated on the Detailed Receivables List into the Contract and Credit Application System to retrieve the Receivable File. In the event the Receivable File could not be retrieved by Account Number, we input the Application Number as indicated on the Detailed Receivables List into the Contract and Credit Application System to retrieve the Receivable File. In the event the Receivable File could not be retrieved by Account Number or Application Number, the Company provided all relevant information and documents related to the Receivable File.

B.	We compared the Account Number as indicated on the Detailed Receivables List to information contained in the Installment Sale Contract.

C.	We compared the Original Amount Financed, APR, and Scheduled Monthly Payment Amount appearing on the Detailed Receivables List to information contained in the Installment Sale Contract. In the event the Original Amount Financed, APR, or Scheduled Monthly Payment Amount appearing on the Detailed Receivables List differed from the information contained in the Installment Sale Contract, we were instructed by the Specified Parties to compare the respective attribute to the Notice of Change contained in the Receivable File, or to information contained in the Daybreak System. As instructed by Specified Parties, the Original Amount Financed was deemed to be in agreement if the difference was not greater than $1.00.

D.	We compared the Contract Date appearing on the Detailed Receivables List to information contained in the Installment Sale Contract.

E.	We compared the First Payment Date appearing on the Detailed Receivables List to information contained in the Installment Sale Contract. In the event the First Payment Date appearing on the Detailed Receivables List differed from the information contained in the Installment Sale Contract, we were instructed by the Specified Parties to compare the First Payment Date to information contained in the Extension Agreement or the Daybreak System.

F.	We compared the Original Term (number of months) appearing on the Detailed Receivables List to information contained in the Installment Sale Contract. In the event the Original Term appearing on the Detailed Receivables List differed from the information contained in the Installment Sale Contract, we were instructed by the Specified Parties to compare the Original Term to information contained in the Daybreak System.

Hyundai Auto Receivables Trust 2015-C

August 27, 2015

G.	We recomputed the Maturity Date based on the First Payment Date and the Original Term appearing on the Installment Sale Contract adjusted for payment extensions and due date changes appearing on the Extension Agreement or the Daybreak System. We compared the recomputed Maturity Date to the corresponding information appearing on the Detailed Receivables List.

H.	We compared the Dealer State appearing on the Detailed Receivables List to information contained in the Installment Sale Contract.

I.	We compared the Vehicle Make appearing on the Detailed Receivables List to information contained in the Installment Sale Contract.

J.	We compared the Vehicle Type (New or Used) appearing on the Detailed Receivables List to information contained in the Installment Sale Contract. For each Sample Receivable, we were instructed to consider the Vehicle Type to be “New” if the Installment Sale Contract indicated “Demo,” “Service Loaner” or “Used” and the vehicle was not previously titled/registered as evidenced by the presence of a Title Document or Certificate of Origin in the Receivable File. In the event the Vehicle Type appearing on the Detailed Receivables List differed from the information contained in the Receivable File, we were instructed by the Company to compare the Vehicle Type to information contained in the Daybreak System.

K.	We compared the Obligor’s Zip Code appearing on the Detailed Receivables List to information contained in the Installment Sale Contract. In the event the Obligor’s Zip Code appearing on the Detailed Receivables List differed from the information contained in the Installment Sale Contract, we were instructed by the Specified Parties to compare the Obligor’s Zip Code to information contained in the Daybreak System.

L.	We compared the Remaining Principal Balance appearing on the Detailed Receivables List to information contained in the Daybreak System, without giving effect to financial activities subsequent to the Cut-off Date as noted in the Daybreak System.

M.	We compared the FICO Score appearing on the Detailed Receivables List to information contained in the Daybreak System.

N.	We observed the presence of an original, electronic record, or photocopy of a Title Document in the Receivable File and noted the Company’s Name appeared in the security interest section of the Title Document as the Lien Holder. For purposes of this procedure, the Specified Parties informed us that HMFC, Hyundai Motor Finance Co, Hyundai Motor Finance, Hyundai Capital America, Hyundai Motor Finance, Hyundai Motor Finance Company, Hyundai Motors Finance, Hyundai Capital America DBA HMF, Hyundai Capital America DBA Kia Mot, Hyundai Capital America DBA Hyundai Motor Fin, Hyundai Capital America DBA Kia Motors Finance, Kia Motors Finance, Kia Motors Finance Co, Kia Motors Finance Company, KMFC, and KMFC ELT were acceptable names for the Company. We make no representation regarding the validity of the evidence of title or lien holder.

Hyundai Auto Receivables Trust 2015-C

August 27, 2015

O.	We observed the presence of an original, photocopy, or scanned image of a Truth-in-Lending Disclosure Statement, Credit Application, DealerTrack Application and HCA Credit Decision in the Receivable File. We make no representation regarding the validity of the Truth-in-Lending Disclosure Statement, Credit Application, DealerTrack Application, or HCA Credit Decision.

We were not engaged to, and did not, conduct an audit, examination, the objective of which would be the expression of an opinion or conclusion, on the Receivables. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies and information included in the Detailed Receivables List, Receivable Files or provided by the Company, without verification or evaluation of such methodologies, or information by us; therefore, we express no opinion or any other form of assurance regarding, (i) the physical existence of the Receivables or as to the conformity of their respective characteristics with those assumed for purposes of the comparisons and recomputations described herein, (ii) the reasonableness of the methodologies provided by the Company, (iii) the reliability or accuracy of the Receivable Files, the Detailed Receivables List, or data and documents furnished to us by the Company which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address:  (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.  The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of Hyundai Capital America,, SG Americas Securities, LLC, J.P. Morgan Securities LLC, HSBC Securities (USA) Inc., and Citigroup Global Markets Inc. It is not intended to be and should not be used by anyone other than Hyundai Capital America, SG Americas Securities, LLC, J.P. Morgan Securities LLC, HSBC Securities (USA) Inc., and Citigroup Global Markets Inc., including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

August 27, 2015